ACQUISITIONS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
China International Economic And Trade Arbitration Commission [Member]
China International Economic and Trade Arbitration Commission awarded amount recorded as other operating income		$ 571
Yinhong [Member]
Purchase agreement, option to acquire additional equity interest, percent amount	40.00%
Purchase agreement, option to acquire additional equity interest, impaired amount			34
Purchase agreement, subject to option, price (six times of the net income)	49.00%
Champion Xinlixiang [Member]
Initial consideration, in cash		2,379
Initial consideration for acquisition, transaction costs		37
Purchase agreement, option to acquire additional equity interest, percent amount		40.00%
Purchase agreement, option to acquire additional equity interest, impaired amount			477
Purchase agreement, subject to option, price (six times of the net income)	40.00%
Investment owned, subject to option, exercise dates

beginning October 1, 2011, has the option to acquire an additional 40% equity interest of Champion Xinlixiang at a price equal to 40% of six times of the net income of Champion Xinlixiang for the preceding fiscal year

Champion Xinlixiang [Member] | Surrendered [Member]
Net loss contingency, option to sell equity interest, cash amount	911
Purchase agreement, option to acquire additional equity interest, percent amount	40.00%
Champion Xinlixiang [Member] | Purchase Agreement Year One [Member]
Percentage of excess amount of net income additional cash consideration	40.00%
Purchase agreement, option to acquire additional equity interest, impaired amount	477
Minimum net income, cash consideration, amount	1,172
Minimum Net Income Cash Consideration, Effective Fiscal Year	2010
Champion Xinlixiang [Member] | Purchase Agreement Year Two [Member]
Percentage of excess amount of net income additional cash consideration	30.00%
Purchase agreement, option to acquire additional equity interest, impaired amount	201
Minimum net income, cash consideration, amount	2,344
Minimum Net Income Cash Consideration, Effective Fiscal Year	2011
Zhengbao Yucai [Member]
Percentage of excess amount of net income additional cash consideration	30.00%
Purchase agreement, option to acquire additional equity interest, percent amount	49.00%	40.00%
Purchase agreement, option to acquire additional equity interest, number of years	3 years
Purchase agreement, option to acquire additional equity interest, impaired amount		1,115	162
Option To Acquire Equity Interest Impaired Amount			128
Transferred equity interest		40.00%
Minimum net income, cash consideration, amount	$ 6,881
Minimum Net Income Cash Consideration, Effective Fiscal Year	2010
Purchase agreement, subject to option, price (six times of the net income)	30.00%
Investment owned, subject to option, exercise dates
within 3 years starting from February 15, 2009

Variable Interest Entity [Member]
Purchase agreement, option to acquire additional equity interest, percent amount	30.00%
Purchase agreement, option to acquire additional equity interest, number of years	5 years
Investment owned, subject to option, exercise dates
next 5 years starting from the end of the fiscal year 2009